Equity and Share-Based Payments (Tables)	6 Months Ended
Jun. 30, 2023
Equity and Share-Based Payments [Abstract]
Schedule of Share Based Payment Reserve	The following movements in the share-based payments reserve (included in retained earnings) occurred during the period ended June 30, 2023:
£’000
At January 1, 2023	89,434
Adjustment to forfeiture rate	(2,156)
Share based payment charge – Incentive Equity Plan	12,026
Share based payment charge – SAYE scheme	93
Shares cancelled by forfeiture	(8,124)
At June 30, 2023	91,273

Schedule of Options Were Granted	The following options were granted during the six months ended June 30, 2023:
Scheme	Number	Grant date	Expiry date
Incentive Equity Plan	335,456	01/01/2023	01/01/2033
Incentive Equity Plan – Executive Directors	786,668	01/01/2023	01/01/2033
Incentive Equity Plan	112,150	01/04/2023	01/04/2033

Schedule of Fair Value of the Employee Share Options Granted	The following information is relevant in the determination of fair value of the employee share options granted during the six months ended June 30, 2023:
	Incentive Equity Plan[1]		Incentive Equity Plan – Executive Directors

Exercise price	£	Nil	£	Nil
Expected volatility		N/A		83.1%
Dividend yield		Nil		Nil
Risk free interest rate		N/A		3.74%
Fair value per share[1]		£1.98–2.73		£3.39 – 4.64
[1]	Considering that the Incentive Equity Plan awards vest over time without any further restrictions, the fair value is equal to the Company’s closing stock price as of the grant date.